CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                October 5, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:                 First Trust Series Fund
                  (Registration Nos: 333-168727 and 811-22452)
                -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 7 and under the Investment Company Act of 1940, as amended (the "1940 Act"), Amendment No. 8 to the Registrant's registration statement on Form N-1A (the "Amendment"). This Amendment relates to the First Trust Short Duration High Income Fund, a series of the Registrant, and is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of review as a new series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                  Very truly yours,

                                  CHAPMAN AND CUTLER LLP


                                  By:  /s/ Morrison C. Warren
                                       ---------------------------------
                                           Morrison C. Warren

Enclosures